SCHEDULE I - Summary Of Investments - Other Than Investments in Related Parties Summary Of Investments - Other than Investments In Related Parties (Detail) $ in Millions	Dec. 31, 2023 USD ($)
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	$ 65,914.9
Fair Value	65,998.6
Amount At Which Shown In The Balance Sheet	65,998.6
Fixed maturities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	62,441.9
Fair Value	60,378.2
Amount At Which Shown In The Balance Sheet	60,378.2
Fixed maturities | US Government Agencies and Authorities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	37,823.2
Fair Value	36,869.4
Amount At Which Shown In The Balance Sheet	36,869.4
Fixed maturities | State and local government obligations
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	2,338.4
Fair Value	2,202.8
Amount At Which Shown In The Balance Sheet	2,202.8
Fixed maturities | Foreign government obligations
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	17.3
Fair Value	16.3
Amount At Which Shown In The Balance Sheet	16.3
Fixed maturities | Public Utilities, Bonds
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	1,378.5
Fair Value	1,352.3
Amount At Which Shown In The Balance Sheet	1,352.3
Fixed maturities | Corporate And Other Debt Securities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	10,067.5
Fair Value	9,831.4
Amount At Which Shown In The Balance Sheet	9,831.4
Fixed maturities | Asset-backed Securities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	10,629.3
Fair Value	9,932.3
Amount At Which Shown In The Balance Sheet	9,932.3
Fixed maturities | Redeemable preferred stocks
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	187.7
Fair Value	173.7
Amount At Which Shown In The Balance Sheet	173.7
Equity securities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	1,683.1
Fair Value	3,830.5
Amount At Which Shown In The Balance Sheet	3,830.5
Equity securities | Utilities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	39.0
Fair Value	97.5
Amount At Which Shown In The Balance Sheet	97.5
Equity securities | Financials
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	130.8
Fair Value	480.0
Amount At Which Shown In The Balance Sheet	480.0
Equity securities | Industrials
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	536.2
Fair Value	2,350.9
Amount At Which Shown In The Balance Sheet	2,350.9
Equity securities | Nonredeemable preferred stocks
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	977.1
Fair Value	902.1
Amount At Which Shown In The Balance Sheet	902.1
Short-term investments
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	1,789.9
Fair Value	1,789.9
Amount At Which Shown In The Balance Sheet	$ 1,789.9